Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expense:
Foreign	$ 513	$ 287	$ 189
Total current expense:	513	287	189
Deferred benefit
Foreign	(171)	(158)	(48)
Total deferred benefit:	(171)	(158)	(48)
Total income tax expense:	$ 342	$ 129	$ 141